Severance, Exit Costs and Asset Impairments (Tables)	3 Months Ended
Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Schedule of Severance and Exit Costs [Table Text Block]
The following provides the activity in the severance and exit costs liability included in "Accounts payable," "Accrued expenses and other current liabilities" and "Other liabilities" within the consolidated balance sheets:

	Predecessor
	December 31, 2011	Net Expense		Cash Payments and Other	December 31, 2012
	(in millions)
Lease exit costs	$58	$196	(1)	$(64)	$190
Severance costs	21	—		(10)	11
Access exit costs	—	44	(2)	(1)	43
	$79	$240		$(75)	$244
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(1)	For the year ended December 31, 2012, we recognized costs of $196 million (solely attributable to our Wireless segment).

(2)	For the year ended December 31, 2012, we recognized costs of $44 million ($21 million Wireless; $23 million Wireline) as "Cost of services and products."

	Predecessor
	December 31, 2012	Purchase Price Adjustments	Net Expense		Cash Payments and Other	July 10, 2013
	(in millions)
Lease exit costs	$190	$131	$478	(3)	$(33)	$766
Severance costs	11	—	58	(4)	(15)	54
Access exit costs	43	—	151	(5)	(5)	189
	$244	$131	$687		$(53)	$1,009
 _________________

(3)
For the 191-day period ended July 10, 2013, we recognized net costs of $478 million (solely attributable to our Wireless segment). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $8 million (solely attributable to our Wireless segment).

(4)
For the 191-day period ended July 10, 2013, we recognized costs of $58 million ($55 million Wireless, and $3 million was Wireline). For the unaudited three-month period ended March 31, 2013, we recognized net costs of $17 million ($14 million Wireless, and $3 million Wireline).

(5)
Of the $151 million ($133 million Wireless; $18 million Wireline) recognized for the 191-day period ended July 10, 2013, $35 million was recognized as "Cost of services and products" and $116 million was recognized in "Severance, exit costs and asset impairments." For the unaudited three-month period ended March 31, 2013, we recognized $7 million ($4 million Wireless; $3 million Wireline) all as "Cost of services and products."

	Successor
	July 11, 2013		Net Expense		Cash Payments and Other	December 31, 2013
	(in millions)
Lease exit costs	$933	(6)	$56	(7)	$(225)	$764
Severance costs	54		219	(8)	(48)	225
Access exit costs	189	(6)	53	(9)	(93)	149
	$1,176		$328		$(366)	$1,138
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(6)	The July 11, 2013 opening balance takes into account purchase price adjustments as it relates to the SoftBank Merger.

(7)	For the year ended December 31, 2013, we recognized costs of $56 million ($54 million Wireless, $2 million Wireline).

(8)	For the year ended December 31, 2013, we recognized costs of $219 million ($191 million Wireless, $28 million Wireline).

(9)
For the year ended December 31, 2013, $19 million (solely attributable to Wireline) was recognized as "Cost of services and products" and $34 million (solely attributable to Wireless) was recognized in "Severance, exit costs and assets impairments."

	Successor
	December 31, 2013	Net Expense		Cash Payments and Other	March 31, 2014
	(in millions)
Lease exit costs	$764	$11	(10)	$(125)	$650
Severance costs	225	14	(11)	(42)	197
Access exit costs	149	31	(12)	(56)	124
	$1,138	$56		$(223)	$971
 _________________

(10)	For the three-month transition period ended March 31, 2014, we recognized costs of $11 million (solely attributable to Wireless).

(11)	For the three-month transition period ended March 31, 2014, we recognized costs of $14 million ($12 million Wireless, $2 million Wireline).

(12)
For the three-month transition period ended March 31, 2014, $4 million (solely attributable to Wireline) was recognized as "Cost of services and products" and $27 million (solely attributable to Wireless) was recognized in "Severance, exit costs and assets impairments."